RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23.RELATED PARTY TRANSACTIONS

During the years ended March 31, 2014, 2015 and 2016, the Company entered into transactions with Shirasaka & Patent Partners (“SPP”) which was managed by president of UBIC Patent Partners Inc. (“UPP”), a subsidiary of FRONTEO. SPP provides patent filing services to the Company. During the year ended March 31, 2016, UPP was absorbed into FRONTEO.

The amounts of balances as of March 31, 2014, 2015 and 2016 and transactions of the Company with SPP for the years ended March 31, 2014, 2015 and 2016, are summarized as follows:

	Thousands of Yen
	2014	2015	2016
Advance payment	¥—	¥66,675	¥—

	Thousands of Yen
	2014	2015	2016
Expenses	¥34,502	¥30,886	¥20,962

During the year ended March 31, 2016, the Company entered into transactions with Consultoris, Inc. (“CI”) and IIOSS, Inc. (“IIOSS”) which are managed by management of foreign subsidiaries. CI provides consulting services and IIOSS provides outsourcing support services to the Company.

The amounts of balances as of March 31, 2016 was nil, and transactions of the Company with CI and IIOSS for the year ended March 31, 2016 were ¥40,363 thousand.